October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.2%
Corporate — 0.2%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$1,085	$ 1,130,546
California — 0.4%
Transportation — 0.4%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	3,270	2,616,000
New Jersey — 140.8%
Corporate — 2.0%
New Jersey Economic Development Authority, ARB
Series A, AMT, 5.63%, 11/15/30	1,730	1,730,010
Series B, AMT, 5.63%, 11/15/30	6,900	6,900,040
New Jersey Economic Development Authority, RB
AMT, 4.00%, 08/01/59	1,000	874,981
AMT, 5.00%, 08/01/59	3,750	3,815,299
		13,320,330
County/City/Special District/School District — 21.5%
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGM), 5.00%, 11/01/43	680	719,621
Series B, (AGM), 5.00%, 11/01/44	755	794,026
Casino Reinvestment Development Authority, Inc., Refunding RB
Series A, (AGM), 5.00%, 11/01/41	1,000	1,078,081
Series A, (AGM), 5.00%, 11/01/42	395	421,743
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/26(c)	2,425	2,461,479
City of Hoboken New Jersey, Refunding GO, Series A, 4.00%, 03/10/26	5,000	5,020,287
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	3,390	3,399,311
Clifton Board of Education, GO
(AG SCH BD RES FD), 2.00%, 08/15/41	6,150	4,292,148
(AG SCH BD RES FD), 2.25%, 08/15/46	6,150	4,003,973
County of Essex New Jersey, GO, Series B, (SCH BD RES FD), 3.00%, 09/01/46	1,700	1,348,886
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,070,878
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	263,824
(NPFGC GTD), 5.50%, 10/01/28	9,380	10,169,681
(NPFGC GTD), 5.50%, 10/01/29	8,505	9,464,537
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	2,660	2,678,362
(SCH BD RES FD), 4.00%, 07/15/39	2,320	2,331,333
Hudson County Improvement Authority, RB
5.00%, 05/01/46	4,000	4,014,846
Series A-1, (NPFGC GTD), 0.00%, 12/15/32(d)	1,000	782,455
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,481,456
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(c)	6,305	6,774,112
Series A, (NPFGC), 5.25%, 07/01/26(e)	1,415	1,437,182
Series B, 6.50%, 04/01/31	2,995	3,014,977
New Jersey Economic Development Authority, Refunding RB
AMT, 3.00%, 08/01/41	19,020	15,695,325
Security	Par (000)	Value
County/City/Special District/School District (continued)
New Jersey Economic Development Authority, Refunding RB (continued)
AMT, 3.00%, 08/01/43	$23,960	$ 18,776,096
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	2,107	2,178,446
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/42	1,500	1,259,348
Union County Improvement Authority, Refunding RB, 5.00%, 03/01/34	890	982,961
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	35,845	35,904,162
		144,819,536
Education — 21.3%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	2,250	2,147,622
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	780	814,536
Gloucester County Improvement Authority, RB
(BAM), 5.00%, 07/01/49	6,400	6,699,359
(BAM), 5.00%, 07/01/54	7,450	7,782,253
Gloucester County Improvement Authority, Refunding RB
5.00%, 07/01/43	1,725	1,871,299
5.00%, 07/01/44	725	779,565
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	5,925	6,197,804
New Jersey Economic Development Authority, RB
6.00%, 10/01/33	4,025	4,032,106
Series A, 5.00%, 07/01/27(b)	140	140,537
Series A, 5.13%, 11/01/29(b)	120	121,025
Series A, 5.00%, 01/01/35	2,000	1,999,990
Series A, 5.25%, 07/01/37(b)	1,030	1,025,341
Series A, 5.00%, 07/01/38	350	351,396
Series A, 6.25%, 11/01/38(b)	440	454,021
Series A, 5.38%, 07/01/47(b)	1,685	1,531,741
Series A, 5.00%, 12/01/48	4,475	4,505,481
Series A, 5.00%, 06/15/49(b)	1,700	1,613,632
Series A, 5.00%, 01/01/50	1,235	1,144,129
Series A, 6.50%, 11/01/52(b)	2,490	2,553,332
Series A, 5.25%, 11/01/54(b)	4,040	3,484,910
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	6,270	6,417,299
(AGM), 5.00%, 06/01/42	810	820,892
Series A, 4.25%, 09/01/27(b)	110	110,497
Series A, 5.63%, 08/01/34(b)	580	580,188
Series A, 5.00%, 09/01/37(b)	805	810,359
Series A, 5.88%, 08/01/44(b)	1,070	1,070,044
Series A, 6.00%, 08/01/49(b)	555	555,043
Series A, 5.13%, 09/01/52(b)	1,700	1,633,028
New Jersey Educational Facilities Authority, RB
Series B, 5.25%, 03/01/54	30,470	33,036,976
Series C, (AGM), 3.25%, 07/01/49	1,060	876,991
New Jersey Educational Facilities Authority, Refunding RB
Series A, 4.00%, 07/01/47	2,100	1,890,266
Series D, 5.00%, 07/01/38	1,000	1,000,579
Series D, 5.00%, 07/01/43	600	600,049
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	1,395	1,340,719

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series B, AMT, 4.25%, 12/01/45	$3,970	$ 3,947,129
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	2,795,628
Series C, AMT, Subordinate, 5.00%, 12/01/53	985	964,091
Series C, AMT, Subordinate, 5.25%, 12/01/54	1,825	1,838,353
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	5,550	5,691,923
Series B, AMT, 3.00%, 12/01/32	4,635	4,501,010
Series B, AMT, 4.00%, 12/01/41	2,270	2,254,711
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,485,091
Series C, AMT, Subordinate, 5.00%, 12/01/52	18,705	18,557,827
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	700	658,333
Series A, 5.00%, 01/01/60	500	459,786
		143,146,891
Health — 10.6%
Middlesex County Improvement Authority, RB, (AMBAC), 5.50%, 09/01/30	350	350,730
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	1,230	1,254,714
5.00%, 01/01/39	1,980	1,991,528
5.00%, 01/01/49	1,500	1,382,584
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,000	2,022,164
2.38%, 07/01/46	3,735	2,423,191
4.00%, 07/01/47	5,555	5,185,989
3.00%, 07/01/51	18,100	13,881,277
4.00%, 07/01/51	10,000	9,217,122
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	2,820	2,839,978
5.00%, 07/01/29	715	720,064
5.00%, 07/01/34	2,190	2,218,780
4.00%, 07/01/41	3,000	2,962,936
Series A, 4.00%, 07/01/43	3,500	3,384,694
Series A, 5.00%, 07/01/43	8,600	8,657,497
Series A, 4.13%, 07/01/54	4,120	3,784,341
Series A, 5.25%, 07/01/54	8,910	9,446,789
		71,724,378
Housing — 6.3%
New Jersey Housing & Mortgage Finance Agency, RB
5.25%, 12/20/65	2,055	2,260,841
Series A, (AGM), 5.00%, 05/01/27	820	823,767
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, (FNMA), 4.55%, 05/01/41	1,570	1,648,574
Series A, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	470	471,003
Series A, Sustainability Bonds, 4.90%, 11/01/50	4,580	4,602,148
Series A, Sustainability Bonds, 4.95%, 11/01/55	2,170	2,183,271
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 11/01/45	4,010	4,152,714
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.20%, 11/01/55	6,000	6,260,255
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing (continued)
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	$750	$ 751,075
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	2,995	2,191,606
Series K, Sustainability Bonds, 4.70%, 10/01/50	2,180	2,196,556
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	860	619,121
Series A, 4.00%, 11/01/48	675	626,729
Series A, (HUD SECT 8), 2.55%, 11/01/50	780	517,412
Series A, 4.10%, 11/01/53	400	361,732
Series D, AMT, 4.25%, 11/01/37	2,940	2,942,621
Series D, AMT, 4.35%, 11/01/42	1,000	960,357
Series A, Sustainability Bonds, (HUD SECT 8), 2.65%, 11/01/46	1,150	826,387
Series A, Sustainability Bonds, (HUD SECT 8), 2.70%, 11/01/51	1,150	777,380
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series A, 3.75%, 10/01/35	5,295	5,308,564
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,003,377
		42,485,490
State — 41.1%
Garden State Preservation Trust, RB(d)
Series B, (AGM), 0.00%, 11/01/25	10,000	10,000,000
Series B, (AGM), 0.00%, 11/01/26	6,000	5,809,278
Series B, (AGM), 0.00%, 11/01/27	4,000	3,752,032
Series B, (AGM), 0.00%, 11/01/28	4,540	4,121,869
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	10,690	11,003,005
4.00%, 11/01/44	4,715	4,573,514
4.00%, 06/15/49	5,310	4,920,314
5.00%, 06/15/49	2,700	2,761,501
Series A, (NPFGC), 5.25%, 07/01/26	6,085	6,162,358
Series A, 5.00%, 06/15/42	2,000	2,047,691
Series B, 5.00%, 06/15/35	3,750	3,972,821
Series B, 5.00%, 06/15/43	3,470	3,576,735
Series EEE, 5.00%, 06/15/48	2,850	2,902,447
New Jersey Economic Development Authority, Refunding RB
4.00%, 07/01/46	5,025	4,924,463
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,049,394
Sub-Series A, 4.00%, 07/01/32	5,000	5,025,135
Sub-Series A, 5.00%, 07/01/33	5,050	5,154,843
Sub-Series A, 4.00%, 07/01/34	9,420	9,512,487
New Jersey Educational Facilities Authority, RB, Series A, 5.25%, 09/01/53	2,445	2,567,192
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	785	839,964
5.25%, 06/15/46	385	409,511
4.50%, 06/15/49	2,985	2,960,039
Series AA, 5.25%, 06/15/34	1,305	1,306,704
Series AA, 4.00%, 06/15/36	2,565	2,637,661
Series AA, 5.25%, 06/15/41	5,000	5,003,755
Series AA, 4.00%, 06/15/45	13,625	12,967,167
Series AA, 5.00%, 06/15/45	5,000	5,187,192
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 4.00%, 06/15/50	$10,535	$ 9,611,471
Series BB, 4.00%, 06/15/44	5,100	4,914,477
Series BB, 4.00%, 06/15/50	9,100	8,302,268
Series BB, 5.25%, 06/15/50	19,575	20,701,743
Series C, (AGM), 0.00%, 12/15/32(d)	14,050	11,313,675
Series C, (AMBAC), 0.00%, 12/15/35(d)	8,300	5,847,671
Series C, (AMBAC), 0.00%, 12/15/36(d)	7,210	4,834,557
Series CC, 5.25%, 06/15/55	15,190	16,044,497
Series S, 5.00%, 06/15/33	2,450	2,610,196
Series S, Class BB, 5.00%, 06/15/36	3,750	4,143,733
Series S, Class BB, 4.00%, 06/15/37	1,550	1,590,758
Series S, Class BB, 4.00%, 06/15/40	6,000	6,032,255
Series S, Class BB, 4.00%, 06/15/50	8,290	7,563,275
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	6,000	4,227,232
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	4,795	4,824,608
Series A, 4.00%, 06/15/35	1,605	1,666,463
Series A, 4.00%, 06/15/36	3,695	3,808,976
Series A, 5.25%, 06/15/41	4,000	4,413,554
Series AA, 4.25%, 06/15/44	6,170	6,142,023
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	4,150	4,172,825
Series B, AMT, 5.00%, 01/01/42	12,870	13,036,691
State of New Jersey, GO, 5.00%, 06/01/38	5,085	5,428,205
		276,380,225
Tobacco — 8.4%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	4,695	4,845,701
Series A, 5.00%, 06/01/46	7,465	7,384,582
Series A, 5.25%, 06/01/46	6,500	6,516,462
Sub-Series B, 5.00%, 06/01/46	39,150	38,117,924
		56,864,669
Transportation — 22.9%
New Jersey Economic Development Authority, ARB, AMT, 6.38%, 01/01/35(b)	2,795	2,903,088
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	11,300	11,942,002
Class A, 5.00%, 11/01/52	6,000	6,179,255
AMT, (AGM), 5.00%, 01/01/31	1,000	1,001,885
AMT, 5.13%, 01/01/34	2,290	2,293,900
AMT, 5.38%, 01/01/43	23,510	23,531,034
AMT, 5.63%, 01/01/52	1,000	1,000,803
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/37	8,200	8,327,589
AMT, 5.00%, 10/01/47	7,015	7,018,759
New Jersey Transportation Trust Fund Authority, RB
4.50%, 12/15/28(c)	1,615	1,711,099
5.25%, 12/15/32(c)	405	475,861
Series A, 5.00%, 06/15/30	4,250	4,304,121
Series AA, 5.00%, 06/15/55	3,500	3,627,909
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/34	2,500	2,559,887
Series A, 4.00%, 01/01/42	4,000	3,970,567
Series A, 5.25%, 01/01/50	9,985	10,794,352
Series A, 4.00%, 01/01/51	11,790	11,110,621
Security	Par (000)	Value
Transportation (continued)
New Jersey Turnpike Authority, RB (continued)
Series B, 5.25%, 01/01/52	$8,380	$ 8,876,066
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	4,000	4,326,327
Series A, (BHAC-CR AG), 5.25%, 01/01/29	500	540,791
Series A, (AGM), 5.25%, 01/01/30	4,000	4,419,699
Series A, 4.00%, 01/01/39	7,175	7,329,963
Series C, 5.00%, 01/01/45	3,500	3,735,573
Series D-2, (AGM), 5.25%, 01/01/26	9,330	9,366,706
South Jersey Transportation Authority, RB
5.25%, 11/01/52	6,000	6,268,421
Series A, (AGM-CR), 4.00%, 11/01/50	4,260	3,935,153
Series B-1, (BAM), 5.25%, 11/01/52	700	739,916
Series A, Subordinate, (BAM), 4.00%, 11/01/50	2,000	1,847,490
		154,138,837
Utilities — 6.7%
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,733,927
3.50%, 04/01/42	3,030	2,603,955
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	2,060	1,825,794
Series J, (AGM), 3.00%, 12/01/41	2,110	1,825,548
Series J, (AGM), 3.00%, 12/01/42	2,155	1,822,155
Series J, (AGM), 3.00%, 12/01/43	2,205	1,821,384
Series J, (AGM), 3.00%, 12/01/44	2,255	1,829,512
Series J, (AGM), 3.00%, 12/01/45	2,305	1,848,214
Rahway Valley Sewerage Authority, RB(d)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,995,785
Series A, (NPFGC), 0.00%, 09/01/28	6,600	6,058,886
Series A, (NPFGC), 0.00%, 09/01/29	9,650	8,594,071
Series A, (NPFGC), 0.00%, 09/01/31	6,000	5,010,275
Series A, (NPFGC), 0.00%, 09/01/33	5,000	3,873,012
		44,842,518
Total Municipal Bonds in New Jersey		947,722,874
New York — 9.4%
County/City/Special District/School District — 0.5%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E, Subordinate, 5.00%, 11/01/53	3,500	3,640,827
State — 1.3%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/50	8,030	8,401,222
Transportation — 7.6%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	6,000	6,009,097
AMT, 5.00%, 11/01/30	2,000	2,147,493
AMT, 5.00%, 11/01/33	1,030	1,096,098
AMT, 4.00%, 11/01/37	1,715	1,720,711
AMT, 4.00%, 09/01/38	1,085	1,085,560
Series 218, AMT, 5.00%, 11/01/32	3,105	3,316,754
Series 218, AMT, 4.00%, 11/01/47	835	766,320
Series 221, AMT, 4.00%, 07/15/40	1,500	1,480,869
Series 221, AMT, 4.00%, 07/15/45	1,975	1,837,203
Series 221, AMT, 4.00%, 07/15/50	4,415	4,009,455
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/52	11,395	11,669,425

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 206, AMT, 5.00%, 11/15/47	$1,500	$ 1,510,670
Series 223, AMT, 4.00%, 07/15/41	2,530	2,475,256
Series 238, AMT, 5.00%, 07/15/39	1,670	1,794,859
Port Authority of New York & New Jersey, Refunding RB, Series 242, AMT, 5.00%, 12/01/53	10,205	10,469,003
		51,388,773
Total Municipal Bonds in New York		63,430,822
Pennsylvania — 0.4%
Transportation — 0.4%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,460	2,509,670
Puerto Rico — 4.4%
State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,336	1,263,191
Series A-1, Restructured, 5.00%, 07/01/58	18,906	18,362,277
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,732,792
Series A-2, Restructured, 4.33%, 07/01/40	3,484	3,377,719
Series B-1, Restructured, 4.75%, 07/01/53	333	314,852
Series B-2, Restructured, 4.78%, 07/01/58	618	581,165
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	8,039	2,797,833
Total Municipal Bonds in Puerto Rico		29,429,829
Wisconsin — 1.2%
Education — 0.1%
Public Finance Authority, RB, 5.00%, 07/01/55(b)	785	712,723
Transportation — 1.1%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	3,600	3,733,253
Series A, AMT, Senior Lien, 5.75%, 07/01/49	3,500	3,655,186
		7,388,439
Total Municipal Bonds in Wisconsin		8,101,162
Total Municipal Bonds — 156.8% (Cost: $1,058,342,331)		1,054,940,903
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
New Jersey — 4.7%
Housing — 1.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Sustainability Bonds, Series M, 5.05%, 10/01/45	7,992	8,295,053
Security	Par (000)	Value
State — 1.8%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	$11,363	$ 11,863,333
Utilities — 1.7%
Union County Utilities Authority, Refunding RB, Series A, 5.00%, 06/15/41	11,685	11,690,470
Total Municipal Bonds in New Jersey		31,848,856
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.7% (Cost: $31,221,050)		31,848,856
Total Long-Term Investments — 161.5% (Cost: $1,089,563,381)		1,086,789,759

	Shares
Short-Term Securities
	Money Market Funds — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(g)(h)	9,413,550	9,414,492
	Total Short-Term Securities — 1.4% (Cost: $9,414,342)	9,414,492
	Total Investments — 162.9% (Cost: $1,098,977,723)	1,096,204,251
	Other Assets Less Liabilities — 2.0%	13,685,001
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.0)%	(20,480,840)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (61.9)%	(416,474,842)
	Net Assets Applicable to Common Shares — 100.0%	$ 672,933,570

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 22,323,845	$ —	$ (12,909,353)(a)	$ —	$ —	$ 9,414,492	9,413,550	$ 89,709	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,054,940,903	$ —	$ 1,054,940,903
Municipal Bonds Transferred to Tender Option Bond Trusts	—	31,848,856	—	31,848,856
Short-Term Securities
Money Market Funds	9,414,492	—	—	9,414,492
	$9,414,492	$1,086,789,759	$—	$1,096,204,251
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(20,360,407)	$—	$(20,360,407)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)
	$—	$(437,460,407)	$—	$(437,460,407)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
Portfolio Abbreviation (continued)
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviation (continued)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SCH BD RES FD	School Board Resolution Fund
Schedule of Investments